Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series L Preferred Stock [Member]	Series K Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F And Series H Preferred Stock [Member]	Real Estate Fund [Member]	All Other Except Real Estate Fund [Member]	Preferred Shares	Preferred Shares Series L Preferred Stock [Member]	Preferred Shares Series K Preferred Stock [Member]	Preferred Shares Series E Preferred Stock [Member]	Preferred Shares Series F And Series H Preferred Stock [Member]	Class A Units Owned By Vornado	Earnings Less Than Distributions	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Non-controlling Interests Real Estate Fund [Member]	Non-controlling Interests All Other Except Real Estate Fund [Member]
Beginning balance, Value at Dec. 31, 2011	$ 7,508,447							$ 1,021,660					$ 7,134,631	$ (1,401,704)	$ 73,729	$ 680,131
Beginning balance, Units at Dec. 31, 2011								42,187					185,080
Net income attributable to Vornado Realty L.P.	662,523													662,523
Net income attributable to noncontrolling interests in consolidated subsidiaries in consolidated subsidiaries	32,018					39,332										32,018
Net income attributable to redeemable partnership units	(45,263)													(45,263)
Distributions to Vornado	(699,318)													(699,318)
Distributions to preferred unitholders	(76,937)													(76,937)
Issuance of preferred units, Units										12,000
Issuance of preferred units, Value			290,971							290,971
Redemption of preferred units, Units											(3,000)
Redemption of preferred units, Value				(72,248)							(72,248)
Class A units issued to Vornado:
Upon redemption of Class A units, at redemption value, Units													1,121
Upon redemption of Class A units, at redemption value, Value	89,762												89,762
Under Vornado's Omnibus share plan, Units													434
Under Vornado's Omnibus share plan, Value	(6,850)												9,539	(16,389)
Under Vornado's dividend reinvestment plan, Units													29
Under Vornado's dividend reinvestment plan, Value	2,307												2,307
Upon acquisition of real estate, Units													64
Upon acquisition of real estate, Value	5,124												5,124
Contributions:
Contributions						195,029	18,103										195,029	18,103
Distribution:
Distributions						(48,138)	(59)										(48,138)	(59)
Transfer of noncontrolling interest in Real Estate Fund	0
Conversion of Series A preferred units to Class A units, Units								(2)					3
Conversion of Series A preferred units to Class A units, Value	0							(105)					105
Deferred compensation units and options, Units													4
Deferred compensation units and options, Value	13,054												13,527	(473)
Change in unrealized net gain (loss) on securities available-for-sale	(283,649)														(283,649)
Non-cash impairment loss on J.C. Penney common shares	224,937														224,937
Amounts reclassified related to sale of available-for-sale securities	(3,582)														(3,582)
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	(31,758)														(31,758)
Change in value of interest rate swap	(5,659)														(5,659)
Adjustments to carry redeemable Class A units at redemption value	(52,117)												(52,117)
Redeemable noncontrolling interests' share of above adjustments	6,707														6,707
Preferred unit redemptions	8,948													8,948
Consolidation of a partially owned entity	176,132															176,132
Other	(4,340)							0						(4,662)	329	(7)
Ending balance, Value at Dec. 31, 2012	7,904,144							1,240,278					7,202,878	(1,573,275)	(18,946)	1,053,209
Ending balance, Units at Dec. 31, 2012								51,185					186,735
Net income attributable to Vornado Realty L.P.	500,788													500,788
Net income attributable to noncontrolling interests in consolidated subsidiaries in consolidated subsidiaries	63,952					53,427										63,952
Net income attributable to redeemable partnership units	(24,817)													(24,817)
Distributions to Vornado	(545,913)													(545,913)
Distributions to preferred unitholders	(82,807)													(82,807)
Issuance of preferred units, Units									12,000
Issuance of preferred units, Value		290,306							290,306
Redemption of preferred units, Units												(10,500)
Redemption of preferred units, Value					(253,269)							(253,269)
Class A units issued to Vornado:
Upon redemption of Class A units, at redemption value, Units													299
Upon redemption of Class A units, at redemption value, Value	25,317												25,317
Under Vornado's Omnibus share plan, Units													104
Under Vornado's Omnibus share plan, Value	5,808												5,915	(107)
Under Vornado's dividend reinvestment plan, Units													22
Under Vornado's dividend reinvestment plan, Value	1,851												1,851
Upon acquisition of real estate, Units													128
Upon acquisition of real estate, Value	11,461												11,461
Contributions:
Contributions						28,078	15,886										28,078	15,886
Distribution:
Distributions	(34,053)					(47,268)	(133,153)										(47,268)	(133,153)
Transfer of noncontrolling interest in Real Estate Fund	0
Conversion of Series A preferred units to Class A units, Units								(2)					3
Conversion of Series A preferred units to Class A units, Value	0							(90)					90
Deferred compensation units and options, Units													(6)
Deferred compensation units and options, Value	9,270												9,577	(307)
Change in unrealized net gain (loss) on securities available-for-sale	142,281														142,281
Non-cash impairment loss on J.C. Penney common shares	0
Amounts reclassified related to sale of available-for-sale securities	(42,404)														(42,404)
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	(22,814)														(22,814)
Change in value of interest rate swap	18,183														18,183
Adjustments to carry redeemable Class A units at redemption value	(108,252)												(108,252)
Redeemable noncontrolling interests' share of above adjustments	(5,296)														(5,296)
Preferred unit redemptions	(1,130)													(1,130)
Deconsolidation of partially owned entity	(165,427)															(165,427)
Consolidation of a partially owned entity	16,799															16,799
Other	(6,830)												2,472	(7,271)	533	(2,564)
Ending balance, Value at Dec. 31, 2013	7,594,744							1,277,225					7,151,309	(1,734,839)	71,537	829,512
Ending balance, Units at Dec. 31, 2013								52,683					187,285
Net income attributable to Vornado Realty L.P.	912,465													912,465
Net income attributable to noncontrolling interests in consolidated subsidiaries in consolidated subsidiaries	96,561					92,728										96,561
Net income attributable to redeemable partnership units	(47,613)													(47,613)
Distributions to Vornado	(547,831)													(547,831)
Distributions to preferred unitholders	(81,464)													(81,464)
Class A units issued to Vornado:
Upon redemption of Class A units, at redemption value, Units													271
Upon redemption of Class A units, at redemption value, Value	27,273												27,273
Under Vornado's Omnibus share plan, Units													304
Under Vornado's Omnibus share plan, Value	14,047												17,440	(3,393)
Under Vornado's dividend reinvestment plan, Units													17
Under Vornado's dividend reinvestment plan, Value	1,804												1,804	0
Contributions:
Contributions						5,297	32,998										5,297	32,998
Distribution:
Distributions	(33,469)					(182,964)	(4,463)										(182,964)	(4,463)
Transfer of noncontrolling interest in Real Estate Fund	(33,028)															(33,028)
Conversion of Series A preferred units to Class A units, Units								(4)					5
Conversion of Series A preferred units to Class A units, Value	0							(193)					193
Deferred compensation units and options, Units													5
Deferred compensation units and options, Value	5,512												5,852	(340)
Change in unrealized net gain (loss) on securities available-for-sale	14,465														14,465
Non-cash impairment loss on J.C. Penney common shares	0
Amounts reclassified related to sale of available-for-sale securities	0
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	2,509														2,509
Change in value of interest rate swap	6,079														6,079
Adjustments to carry redeemable Class A units at redemption value	(315,276)												(315,276)
Redeemable noncontrolling interests' share of above adjustments	(1,323)														(1,323)
Preferred unit redemptions	0
Other	(10,410)							(6)					(8,077)	(2,370)	0	43
Ending balance, Value at Dec. 31, 2014	$ 7,489,382							$ 1,277,026					$ 6,880,518	$ (1,505,385)	$ 93,267	$ 743,956
Ending balance, Units at Dec. 31, 2014								52,679					187,887